Shareholders' equity - Summary of Issued Capital (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Balance, beginning of year		$ 2,185
Issued on exercise of equity compensation plans		5	$ 7
Balance, end of year		2,187	2,185
Common shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of year		2,185	2,181
Issued on exercise of equity compensation plans	[1]	2	4
Balance, end of year		$ 2,187	$ 2,185
Balance, beginning of year		72,473,719	72,048,713
Issued on exercise of equity compensation plans	[1]	537,769	425,006
Balance, end of year		73,011,488	72,473,719

[1]	Upon exercise of awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.